CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 245,014	$ 187,428
Short-term bank deposits	450	107,059
Marketable securities	1,165,266	1,078,440
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 10,889 and $ 14,832 at December 31, 2017 and 2016, respectively)	472,223	478,507
Prepaid expenses and other current assets	81,478	41,021
Total current assets	1,964,431	1,892,455
LONG-TERM ASSETS:
Marketable securities	2,437,315	2,296,097
Property and equipment, net	77,767	61,859
Deferred tax asset, net	119,431	94,608
Other intangible assets, net	18,395	22,155
Goodwill	812,012	812,012
Other assets	33,575	38,450
Total long-term assets	3,498,495	3,325,181
Total assets	5,462,926	5,217,636
CURRENT LIABILITIES:
Trade payables	12,222	20,017
Employee compensation accruals	139,848	155,848
Deferred revenues	878,287	814,418
Accrued expenses and other current liabilities	176,568	175,575
Total current liabilities	1,206,925	1,165,858
LONG-TERM LIABILITIES:
Deferred revenues	308,286	251,166
Income tax accrual	337,453	300,536
Accrued severance pay	10,139	8,953
Total long-term liabilities	655,878	560,655
Total liabilities	1,862,803	1,726,513
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2017 and 2016; 261,223,970 shares issued at December 31, 2017 and 2016; 159,034,688 and 165,975,204 shares outstanding at December 31, 2017 and 2016, respectively	774	774
Additional paid-in capital	1,305,130	1,139,642
Treasury shares at cost 102,189,282 and 95,248,766 ordinary shares at December 31, 2017 and 2016, respectively	(5,893,182)	(4,956,172)
Accumulated other comprehensive loss	(15,634)	(9,250)
Retained earnings	8,203,035	7,316,129
Total shareholders' equity	3,600,123	3,491,123
Total liabilities and shareholders' equity	$ 5,462,926	$ 5,217,636